DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 6,485	$ 7,888
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,529	3,504
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	110	0
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 3,846	$ 4,384